UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08343
                                                    ----------

                           Phoenix Investment Trust 97
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,             John H. Beers, Esq.
Counsel and Secretary for Registrant          Vice President and Counsel
   Phoenix Life Insurance Company           Phoenix Life Insurance Company
         One American Row                          One American Row
       Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2007
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix Quality Small-Cap Fund


                             Schedule of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                  -----------   -----------
DOMESTIC COMMON STOCKS--90.4%

APPAREL, ACCESSORIES & LUXURY GOODS--4.1%
Cherokee, Inc.                                       10,850     $   507,888

ASSET MANAGEMENT & CUSTODY BANKS--9.6%
Ares Capital Corp.                                   33,000         611,490
MCG Capital Corp.                                    33,650         593,586
                                                                -----------
                                                                  1,205,076
                                                                -----------

COMMUNICATIONS EQUIPMENT--3.0%
Inter-Tel, Inc.                                      14,532         380,012

DATA PROCESSING & OUTSOURCED SERVICES--4.8%
Syntel, Inc.                                         17,200         595,464

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.7%
McGrath RentCorp                                     18,850         586,800

ENVIRONMENTAL & FACILITIES SERVICES--1.3%
ABM Industries, Inc.                                  5,700         168,207

HEALTH CARE EQUIPMENT--1.5%
Young Innovations, Inc.                               7,500         186,225

HEALTH CARE SERVICES--3.3%
Landauer, Inc.                                        8,300         412,344

HOME FURNISHINGS--4.1%
Tempur-Pedic International, Inc.                     20,250         513,540

INDUSTRIAL MACHINERY--9.4%
CLARCOR, Inc.                                        17,700         591,534
Lincoln Electric Holdings, Inc.                       8,300         583,407
                                                                -----------
                                                                  1,174,941
                                                                -----------

INSURANCE BROKERS--4.8%
National Financial Partners Corp.                    12,800         599,424

INTERNET SOFTWARE & SERVICES--1.9%
Computer Services, Inc.                               7,100         232,880

OIL & GAS REFINING & MARKETING--4.6%
World Fuel Services Corp.                            14,200         580,922

OIL & GAS STORAGE & TRANSPORTATION--4.6%
Crosstex Energy, Inc.                                19,200         575,424


                                                     SHARES        VALUE
                                                  -----------   -----------
PERSONAL PRODUCTS--3.6%
Chattem, Inc.(b)                                      7,150     $   455,241

REGIONAL BANKS--4.6%
Cathay General Bancorp                               17,150         581,042

SPECIALIZED CONSUMER SERVICES--4.8%
Matthews International Corp. Class A                 13,600         601,256

SPECIALIZED FINANCE--1.9%
Financial Federal Corp.                               8,700         236,553

SPECIALIZED REITS--4.1%
Entertainment Properties Trust                        8,700         513,735

SPECIALTY CHEMICALS--2.0%
Balchem Corp.                                        13,900         245,196

THRIFTS & MORTGAGE FINANCE--3.2%
Corus Bankshares, Inc.                               22,000         400,180

TRUCKING--4.5%
Landstar System, Inc.                                11,700         569,323
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $10,852,978)                                    11,321,673
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--90.4%
(IDENTIFIED COST $10,852,978)                                    11,321,673
                                                                -----------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                  -----------   -----------

SHORT-TERM INVESTMENTS--9.1%

REPURCHASE AGREEMENTS--9.1%

State Bank and Trust Co. repurchase agreement
  2.55% dated 5/31/07, due 6/1/07 repurchase
  price $1,140,081, collateralized by U.S.
  Treasury Bond 4.50%, 5/15/10 market value
  $1,166,188.                                      $  1,140     $ 1,140,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,140,000)                                      1,140,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $11,992,978)                                    12,461,673(a)

Other assets and liabilities, net--0.5%                              65,257
                                                                -----------
NET ASSETS--100.0%                                              $12,526,930
                                                                ===========

Phoenix Quality Small-Cap Fund






NOTES:

REIT (REAL ESTATE INVESTMENT TRUST)

Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $603,490 and gross depreciation of $134,874 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $11,993,057.
(b)  Non-income producing.

Phoenix Small-Cap Sustainable Growth Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                  -----------   -----------

DOMESTIC COMMON STOCKS--95.5%

AEROSPACE & DEFENSE--1.9%
HEICO Corp. Class A                                   8,300     $   297,057

AIR FREIGHT & LOGISTICS--4.1%
Pacer International, Inc.                            24,000         646,080

APPLICATION SOFTWARE--2.7%
FactSet Research Systems, Inc.                        6,700         427,661

CASINOS & GAMING--3.3%
Shuffle Master, Inc.(b)                              27,100         521,133

CONSUMER FINANCE--4.8%
World Acceptance Corp.(b)                            17,800         754,364

EDUCATION SERVICES--8.3%
Bright Horizons Family Solutions, Inc.(b)            18,650         789,641
Strayer Education, Inc.                               4,100         513,156
                                                                -----------
                                                                  1,302,797
                                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT--3.3%
Franklin Electric Co., Inc.                          10,800         509,112

ELECTRONIC EQUIPMENT MANUFACTURERS--8.8%
Daktronics, Inc.                                     28,200         675,672
Measurement Specialties, Inc.(b)                     35,315         702,415
                                                                -----------
                                                                  1,378,087
                                                                -----------

HEALTH CARE EQUIPMENT--5.0%
ABAXIS, Inc.(b)                                      34,200         782,838

HEALTH CARE FACILITIES--2.4%
Odyssey HealthCare, Inc.(b)                          29,300         380,021

HOMEFURNISHING RETAIL--4.7%
Aaron Rents, Inc.                                    25,750         738,510

IT CONSULTING & OTHER SERVICES--4.9%
SI International, Inc.(b)                            24,150         761,933

LIFE SCIENCES TOOLS & SERVICES--2.5%
Techne Corp.(b)                                       6,600         393,954

OIL & GAS EQUIPMENT & SERVICES--9.4%
CARBO Ceramics, Inc.                                 16,700         741,480
TESCO Corp.(b)                                       23,800         737,324
                                                                -----------
                                                                  1,478,804
                                                                -----------


                                                     SHARES        VALUE
                                                  -----------   -----------

PHARMACEUTICALS--4.9%
KV Pharmaceutical Co. Class A(b)                     28,200     $   761,400

REGIONAL BANKS--3.0%
Wintrust Financial Corp.                             10,100         463,489

RESTAURANTS--3.5%
Cheesecake Factory, Inc. (The)(b)                    19,700         555,934

SEMICONDUCTOR EQUIPMENT--4.8%
Cabot Microelectronics Corp.(b)                      22,700         759,542

SEMICONDUCTORS--4.8%
Power Integrations, Inc.(b)                          26,400         752,400

TECHNOLOGY DISTRIBUTORS--4.3%
ScanSource, Inc.(b)                                  23,050         667,989

TRADING COMPANIES & DISTRIBUTORS--4.1%
NuCo2, Inc.(b)                                       25,050         647,793
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $14,279,169)                                    14,980,898
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $14,279,169)                                    14,980,898
                                                                -----------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                  -----------   -----------

SHORT-TERM INVESTMENTS--4.6%

REPURCHASE AGREEMENTS--4.6%

State Bank and Trust Co. repurchase agreement
  1.50% dated 5/31/07, due 6/1/07 repurchase
  price $723,030, collateralized by U.S.
  Treasury Note 4.50%, 11/30/11 market value
  $739,688.                                         $   723     $   723,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $723,000)                                          723,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $15,002,169)                                    15,703,898(a)

Other assets and liabilities, net--(0.1)%                           (16,257)
                                                                -----------
NET ASSETS--100.0%                                              $15,687,641
                                                                ===========

Phoenix Small-Cap Sustainable Growth Fund













(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $774,325 and gross depreciation of $72,596 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $15,002,169.
(b)  Non-income producing.

Phoenix Small-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                  -----------   ------------

DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--2.6%
Cubic Corp.                                          14,100     $    354,333
DRS Technologies, Inc.                               29,500        1,514,825
Ducommun, Inc.(b)                                    16,100          402,017
Teledyne Technologies, Inc.(b)(d)                    38,200        1,760,256
Triumph Group, Inc.                                  22,900        1,513,232
                                                                ------------
                                                                   5,544,663
                                                                ------------

AIRLINES--2.3%
ExpressJet Holdings, Inc.(b)(d)                     245,000        1,516,550
Republic Airways Holdings, Inc.(b)                   79,000        1,846,230
SkyWest, Inc.(d)                                     59,000        1,624,270
                                                                ------------
                                                                   4,987,050
                                                                ------------

ALTERNATIVE CARRIERS--0.8%
Premiere Global Services, Inc.(b)                   141,000        1,786,470

APPAREL RETAIL--1.6%
Men's Wearhouse, Inc. (The)                          35,000        1,866,900
Payless ShoeSource, Inc.(b)                          43,200        1,543,104
                                                                ------------
                                                                   3,410,004
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
Movado Group, Inc.                                   46,000        1,533,180
Perry Ellis International, Inc.(b)                   14,500          454,430
Phillips-Van Heusen Corp.                            14,000          855,680
Warnaco Group, Inc. (The)(b)                         29,900        1,028,261
                                                                ------------
                                                                   3,871,551
                                                                ------------

APPLICATION SOFTWARE--1.0%
EPIQ Systems, Inc.(b)(d)                              7,600          200,640
Manhattan Associates, Inc.(b)                        17,900          520,174
TIBCO Software, Inc.(b)                             162,000        1,461,240
                                                                ------------
                                                                   2,182,054
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
ACA Capital Holdings, Inc.(b)(d)                     11,800          170,038
Apollo Investment Corp.(d)                           67,200        1,581,216
MCG Capital Corp.(d)                                 73,800        1,301,832
Patriot Capital Funding, Inc.(d)                     21,000          314,790
                                                                ------------
                                                                   3,367,876
                                                                ------------

AUTO PARTS & EQUIPMENT--0.7%
Modine Manufacturing Co.                              8,300          195,133


                                                     SHARES        VALUE
                                                  -----------   ------------

AUTO PARTS & EQUIPMENT--(CONTINUED)
Standard Motor Products, Inc.                        71,000     $  1,104,050
Stoneridge, Inc.(b)                                  18,900          237,006
                                                                ------------
                                                                   1,536,189
                                                                ------------

AUTOMOTIVE RETAIL--1.5%
Asbury Automotive Group, Inc.                        53,700        1,464,936
CSK Auto Corp.(b)(d)                                 89,600        1,630,720
                                                                ------------
                                                                   3,095,656
                                                                ------------

BROADCASTING & CABLE TV--1.2%
Citadel Broadcasting Corp.(d)                        46,000          381,800
Radio One, Inc. Class D(b)                           49,000          367,990
Salem Communications Holding Corp. Class A            2,800           33,880
Westwood One, Inc.(d)                               209,100        1,685,346
                                                                ------------
                                                                   2,469,016
                                                                ------------

BUILDING PRODUCTS--0.8%
Apogee Enterprises, Inc.                             11,500          283,130
Goodman Global, Inc.(b)                              65,700        1,440,144
                                                                ------------
                                                                   1,723,274
                                                                ------------

COAL & CONSUMABLE FUELS--0.7%
USEC, Inc.(b)                                        63,000        1,455,300

COMMERCIAL PRINTING--0.9%
Consolidated Graphics, Inc.(b)(d)                    25,300        1,836,780

COMMUNICATIONS EQUIPMENT--4.9%
ADC Telecommunications, Inc.(b)                      86,500        1,448,875
Anaren, Inc.(b)                                       2,800           48,888
Andrew Corp.(b)                                     116,000        1,534,680
Arris Group, Inc.(b)                                106,000        1,743,700
Comtech Telecommunications Corp.(b)(d)               38,600        1,728,122
Dycom Industries, Inc.(b)(d)                         61,300        1,823,062
Harris Corp.                                         30,000        1,497,600
Plantronics, Inc.(d)                                 16,000          388,800
Symmetricom, Inc.(b)(d)                              19,800          160,974
                                                                ------------
                                                                  10,374,701
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.4%
Brocade Communications Systems, Inc.(b)              83,000          761,940

CONSTRUCTION & ENGINEERING--1.3%
EMCOR Group, Inc.(b)                                 12,000          787,080
Perini Corp.(b)                                      36,500        2,007,500
                                                                ------------
                                                                   2,794,580
                                                                ------------

Phoenix Small-Cap Value Fund


                                                     SHARES        VALUE
                                                  -----------   ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
NACCO Industries, Inc. Class A                        7,400     $  1,258,000

CONSTRUCTION MATERIALS--0.5%
Headwaters, Inc.(b)(d)                               58,400        1,151,648

CONSUMER ELECTRONICS--0.1%
Directed Electronics, Inc.(b)(d)                     21,400          189,818
Universal Electronics, Inc.(b)(d)                     3,700          123,950
                                                                ------------
                                                                     313,768
                                                                ------------

CONSUMER FINANCE--0.8%
CompuCredit Corp.(b)(d)                              46,400        1,708,448

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
InfoUSA, Inc.                                        16,500          176,220

DIVERSIFIED BANKS--0.1%
Intervest Bancshares Corp.(d)                         6,900          170,913

DIVERSIFIED CHEMICALS--0.8%
Olin Corp.(d)                                        82,900        1,677,896

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Cornell Cos., Inc.(b)(d)                             13,600          324,088

DIVERSIFIED REITS--0.2%
Investors Real Estate Trust                          40,900          440,084

DRUG RETAIL--0.9%
Longs Drug Stores Corp.                              34,000        1,947,520

ELECTRIC UTILITIES--1.9%
ALLETE, Inc.(d)                                      21,400        1,027,200
Central Vermont Public Service Corp.                  2,000           72,880
El Paso Electric Co.(b)                              58,400        1,589,064
Westar Energy, Inc.                                  53,000        1,405,030
                                                                ------------
                                                                   4,094,174
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
EnerSys(b)(d)                                        20,500          371,460
General Cable Corp.(b)(d)                             7,000          477,050
Smith (A.O.) Corp.(d)                                23,000          903,670
                                                                ------------
                                                                   1,752,180
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Littelfuse, Inc.(b)                                  24,900          997,992
Technitrol, Inc.(d)                                  65,700        1,730,538
                                                                ------------
                                                                   2,728,530
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--1.0%
Merix Corp.(b)(d)                                     9,300           69,564
Methode Electronics, Inc.(d)                          8,000          120,640
TTM Technologies, Inc.(b)(d)                        118,000        1,305,080


                                                     SHARES        VALUE
                                                  -----------   ------------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Zygo Corp.(b)                                        42,700     $    645,624
                                                                ------------
                                                                   2,140,908
                                                                ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Industries USA, Inc.                            2,500           78,050

FOOD DISTRIBUTORS--1.5%
Central European Distribution Corp.(b)               22,100          762,671
Performance Food Group Co.(b)(d)                     33,800        1,199,900
Spartan Stores, Inc.                                 50,000        1,320,000
                                                                ------------
                                                                   3,282,571
                                                                ------------

FOOD RETAIL--0.2%
Casey's General Stores, Inc.                         14,200          383,542

GAS UTILITIES--1.3%
Nicor, Inc.(d)                                       32,000        1,502,400
WGL Holdings, Inc.                                   37,200        1,312,044
                                                                ------------
                                                                   2,814,444
                                                                ------------

HEALTH CARE EQUIPMENT--1.8%
CONMED Corp.(b)(d)                                   46,600        1,459,046
Greatbatch, Inc.(b)(d)                               59,000        1,772,360
Viasys Healthcare, Inc.(b)                           14,000          601,300
                                                                ------------
                                                                   3,832,706
                                                                ------------

HEALTH CARE FACILITIES--1.4%
AmSurg Corp.(b)(d)                                   39,000          959,790
LifePoint Hospitals, Inc.(b)                         40,700        1,652,013
Medcath Corp.(b)(d)                                  12,900          425,700
                                                                ------------
                                                                   3,037,503
                                                                ------------

HEALTH CARE SERVICES--1.8%
Amedisys, Inc.(b)                                    26,400          984,720
American Dental Partners Inc(b)                       3,000           77,460
Apria Healthcare Group, Inc.(b)                      46,800        1,355,328
Gentiva Health Services, Inc.(b)                     24,700          505,856
Res-Care, Inc.(b)                                    47,600          985,320
                                                                ------------
                                                                   3,908,684
                                                                ------------

HOME FURNISHINGS--0.1%
Hooker Furniture Corp.                                8,700          215,238
Kimball International, Inc. Class B                   2,400           32,760
                                                                ------------
                                                                     247,998
                                                                ------------

HOMEBUILDING--0.5%
Avatar Holdings, Inc.(b)(d)                          11,600          957,348

HOMEFURNISHING RETAIL--0.7%
Rent-A-Center, Inc.(b)                               54,300        1,471,530

Phoenix Small-Cap Value Fund


                                                     SHARES        VALUE
                                                  -----------   ------------

HOTELS, RESORTS & CRUISE LINES--0.4%
Bluegreen Corp.(b)(d)                                20,400     $    243,576
Interstate Hotels & Resorts, Inc.(b)                 88,900          546,735
                                                                ------------
                                                                     790,311
                                                                ------------

HOUSEWARES & SPECIALTIES--1.4%
CSS Industries, Inc.(d)                              36,000        1,378,440
Tupperware Brands Corp.                              52,900        1,529,339
                                                                ------------
                                                                   2,907,779
                                                                ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.0%
Heidrick & Struggles International, Inc.(b)          16,500          804,210
Kelly Services, Inc. Class A                         20,300          585,046
Kforce, Inc.(b)(d)                                   30,200          485,314
Spherion Corp.(b)(d)                                 34,200          336,870
                                                                ------------
                                                                   2,211,440
                                                                ------------

INDUSTRIAL MACHINERY--2.8%
Barnes Group, Inc.(d)                                44,400        1,309,356
CIRCOR International, Inc.                           12,800          488,832
Columbus McKinnon Corp.(b)                            5,800          174,000
EnPro Industries, Inc.(b)                            36,700        1,524,518
Gardner Denver, Inc.(b)                              37,000        1,524,030
Kadant, Inc.(b)                                       4,600          137,310
Lydall, Inc.(b)(d)                                   56,000          790,160
                                                                ------------
                                                                   5,948,206
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc.(b)                            319,000        1,859,770
CT Communications, Inc.(d)                           22,300          699,997
SureWest Communications(d)                            7,200          185,472
                                                                ------------
                                                                   2,745,239
                                                                ------------

INTERNET RETAIL--0.6%
FTD Group, Inc.                                      77,400        1,372,302

INTERNET SOFTWARE & SERVICES--1.1%
Greenfield Online, Inc(b)                            22,200          350,760
United Online, Inc.(d)                              106,600        1,818,596
Vignette Corp.(b)                                    14,600          271,706
                                                                ------------
                                                                   2,441,062
                                                                ------------

INVESTMENT BANKING & BROKERAGE--1.6%
Cowen Group, Inc.(b)(d)                              59,900        1,068,017
Knight Capital Group, Inc. Class A(b)(d)             84,300        1,459,233
SWS Group, Inc.(d)                                   35,700          861,798
                                                                ------------
                                                                   3,389,048
                                                                ------------

IT CONSULTING & OTHER SERVICES--1.3%
CIBER, Inc.(b)(d)                                    23,100          205,821


                                                     SHARES        VALUE
                                                  -----------   ------------

IT CONSULTING & OTHER SERVICES--(CONTINUED)
MPS Group, Inc.(b)                                  108,300     $  1,489,125
SYKES Enterprises, Inc.(b)                           60,600        1,180,488
                                                                ------------
                                                                   2,875,434
                                                                ------------

LEISURE PRODUCTS--0.4%
JAKKS Pacific, Inc.(b)(d)                            29,000          761,830

LIFE SCIENCES TOOLS & SERVICES--0.6%
PharmaNet Development Group, Inc.(b)(d)              24,300          780,273
Varian, Inc.(b)                                       7,000          411,950
                                                                ------------
                                                                   1,192,223
                                                                ------------

MANAGED HEALTH CARE--1.4%
AMERIGROUP Corp.(b)                                  47,000        1,198,500
HealthSpring, Inc.(b)                                77,300        1,887,666
                                                                ------------
                                                                   3,086,166
                                                                ------------

MARINE--0.4%
Horizon Lines, Inc. Class A(d)                       26,000          896,480

METAL & GLASS CONTAINERS--1.4%
AptarGroup, Inc.                                      5,200          195,312
Greif, Inc. Class A                                  34,600        1,925,836
Silgan Holdings, Inc.                                14,800          854,256
                                                                ------------
                                                                   2,975,404
                                                                ------------

MORTGAGE REITS--1.8%
Arbor Realty Trust, Inc.(d)                          36,000        1,025,640
Capital Trust, Inc. Class A(d)                       33,600        1,494,528
Gramercy Capital Corp.(d)                            21,300          673,506
NorthStar Realty Finance Corp.                       51,000          734,910
                                                                ------------
                                                                   3,928,584
                                                                ------------

MOVIES & ENTERTAINMENT--0.6%
Marvel Entertainment, Inc.(b)(d)                     50,000        1,380,500

MULTI-LINE INSURANCE--0.7%
Horace Mann Educators Corp.                          66,700        1,488,744

OIL & GAS DRILLING--0.3%
Parker Drilling Co.(b)                               62,400          729,456

OIL & GAS EQUIPMENT & SERVICES--2.0%
Basic Energy Service, Inc.(b)(d)                     58,000        1,548,600
Gulfmark Offshore, Inc.(b)                           13,800          693,174
Oil States International, Inc.(b)(d)                 51,100        1,989,323
                                                                ------------
                                                                   4,231,097
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp.(d)                           45,000        1,568,700

Phoenix Small-Cap Value Fund


                                                     SHARES        VALUE
                                                  -----------   ------------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Swift Energy Co.(b)(d)                               22,000     $    946,660
                                                                ------------
                                                                   2,515,360
                                                                ------------

OIL & GAS REFINING & MARKETING--0.9%
Tesoro Corp.                                         32,000        1,980,160

PACKAGED FOODS & MEATS--1.1%
Cal-Maine Foods, Inc.                                16,900          225,615
Flowers Foods, Inc.                                  35,700        1,231,650
Seaboard Corp.(d)                                       400          887,200
                                                                ------------
                                                                   2,344,465
                                                                ------------

PAPER PACKAGING--0.7%
Rock-Tenn Co. Class A                                44,000        1,536,480

PAPER PRODUCTS--0.6%
Buckeye Technologies, Inc.(b)                        91,000        1,294,020

PERSONAL PRODUCTS--2.1%
Arden (Elizabeth), Inc.(b)(d)                        55,200        1,292,784
NBTY, Inc.(b)                                        30,100        1,581,153
Nu Skin Enterprises, Inc. Class A                    89,000        1,561,060
                                                                ------------
                                                                   4,434,997
                                                                ------------

PHARMACEUTICALS--1.5%
Salix Pharmaceuticals Ltd.(b)(d)                    114,200        1,517,718
Sciele Pharma, Inc.(b)(d)                            66,100        1,633,992
                                                                ------------
                                                                   3,151,710
                                                                ------------

PROPERTY & CASUALTY INSURANCE--3.5%
Amerisafe, Inc.(b)                                   11,700          216,333
CNA Surety Corp.(b)                                   3,000           61,320
Commerce Group, Inc. (The)(d)                        48,600        1,656,774
EMC Insurance Group, Inc.(d)                          8,400          212,940
Harleysville Group, Inc.                             26,500          801,890
James River Group, Inc.(d)                            4,700          159,612
Meadowbrook Insurance Group, Inc.(b)(d)             102,300        1,117,116
Navigators Group, Inc. (The)(b)                      24,600        1,217,946
Nymagic, Inc.                                         9,100          381,381
ProCentury Corp.                                     14,400          274,176
SeaBright Insurance Holdings, Inc.(b)(d)             60,200        1,076,978
United Fire & Casualty Co.                            5,700          223,155
                                                                ------------
                                                                   7,399,621
                                                                ------------

PUBLISHING--1.8%
Belo Corp. Class A                                   61,500        1,367,145
Journal Communications, Inc. Class A                 46,900          644,875
ProQuest Co.(b)(d)                                   64,900          551,650


                                                     SHARES        VALUE
                                                  -----------   ------------

PUBLISHING--(CONTINUED)
Valassis Communications, Inc.(b)(d)                  67,000     $  1,199,970
                                                                ------------
                                                                   3,763,640
                                                                ------------

REGIONAL BANKS--3.2%
1st Source Corp.                                      8,400          220,080
Ameris Bancorp(d)                                     1,800           41,886
Bank of Granite Corp.(d)                              4,100           66,461
Center Financial Corp.                                6,900          118,818
First BanCorp                                       144,400        1,813,664
First Merchants Corp.(d)                              5,000          121,750
Great Southern Bancorp, Inc.(d)                       2,400           66,360
Horizon Financial Corp.(d)                            1,400           31,556
NBT Bancorp, Inc.(d)                                 29,000          655,400
Republic Bancorp, Inc. Class A                            1               19
Sterling Financial Corp.(d)                          34,800          343,824
Taylor Capital Group, Inc.(d)                        10,800          325,620
Texas Capital Banshares, Inc.(b)(d)                  35,600          802,068
Vineyard National Bancorp(d)                         27,000          658,800
W Holding Co., Inc.(d)                              266,000        1,460,340
Washington Trust Bancorp, Inc.(d)                     4,400          107,140
                                                                ------------
                                                                   6,833,786
                                                                ------------

RESTAURANTS--0.5%
Jack in the Box, Inc.(b)                             13,600        1,039,992

SEMICONDUCTOR EQUIPMENT--3.1%
Advanced Energy Industries, Inc.(b)                  61,600        1,511,664
Axcelis Technologies, Inc.(b)                        70,000          450,100
Brooks Automation, Inc.(b)                           70,700        1,250,683
Eagle Test Systems, Inc.(b)                           3,000           47,250
MKS Instruments, Inc.(b)                             67,200        1,831,200
Varian Semiconductor Equipment Associates,
  Inc.(b)                                            35,100        1,479,465
                                                                ------------
                                                                   6,570,362
                                                                ------------

SEMICONDUCTORS--1.1%
AMIS Holdings, Inc.(b)                               52,000          664,560
IXYS Corp.(b)(d)                                     13,900          129,965
Pericom Semiconductor Corp.(b)                       11,000          120,560
RF Micro Devices, Inc.(b)(d)                        187,000        1,221,110
Techwell, Inc.(b)                                    19,300          255,339
                                                                ------------
                                                                   2,391,534
                                                                ------------

SPECIALIZED CONSUMER SERVICES--0.8%
Regis Corp.                                          34,200        1,363,554
Stewart Enterprises, Inc. Class A                    52,200          404,028
                                                                ------------
                                                                   1,767,582
                                                                ------------

Phoenix Small-Cap Value Fund


                                                     SHARES        VALUE
                                                  -----------   ------------

SPECIALIZED FINANCE--0.6%
Asta Funding, Inc.(d)                                27,200     $  1,148,112
Encore Capital Group, Inc.(b)                         6,000           72,420
                                                                ------------
                                                                   1,220,532
                                                                ------------

SPECIALIZED FINANCE--0.0%
Marlin Business Services, Inc.(b)(d)                  3,000           61,770

SPECIALIZED REITS--0.7%
Ashford Hospitality Trust, Inc.                     120,700        1,497,887

SPECIALTY CHEMICALS--0.8%
Fuller (H.B.) Co.                                    59,000        1,607,750

SPECIALTY STORES--0.4%
Books-A-Million, Inc.                                56,400          928,908

STEEL--3.9%
Cleveland-Cliffs, Inc.(d)                            20,400        1,801,116
Metal Management, Inc.                               31,000        1,501,020
NN, Inc.                                              5,200           65,416
Northwest Pipe Co.(b)                                 2,600           93,860
Quanex Corp.(d)                                      40,300        1,931,982
Schnitzer Steel Industries, Inc. Class A             27,100        1,468,820
Steel Dynamics, Inc.                                 32,000        1,500,800
                                                                ------------
                                                                   8,363,014
                                                                ------------

SYSTEMS SOFTWARE--0.8%
Sybase, Inc.(b)                                      70,000        1,684,200

TECHNOLOGY DISTRIBUTORS--0.9%
Agilysys, Inc.(d)                                    24,000          521,280
Insight Enterprises, Inc.(b)                         31,400          695,824
PC Connection, Inc.(b)(d)                            16,600          191,564
SYNNEX Corp.(b)(d)                                   20,700          423,936
                                                                ------------
                                                                   1,832,604
                                                                ------------

THRIFTS & MORTGAGE FINANCE--3.1%
BankUnited Financial Corp. Class A(d)                55,900        1,281,228
Corus Bankshares, Inc.(d)                            70,300        1,278,757
Delta Financial Corp.(d)                             93,600        1,226,160
FirstFed Financial Corp.(b)(d)                       29,700        1,914,759
ITLA Capital Corp.(d)                                 8,600          472,484
Ocwen Financial Corp.(b)(d)                          24,200          342,672
                                                                ------------
                                                                   6,516,060
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
Kaman Corp.                                           5,700          167,466
Rush Enterprises, Inc. Class A(b)                    39,000          955,890
                                                                ------------
                                                                   1,123,356
                                                                ------------


                                                     SHARES        VALUE
                                                  -----------   ------------

TRUCKING--0.1%
U.S. Xpress Enterprises, Inc. Class A(b)(d)          22,400     $    311,136

WIRELESS TELECOMMUNICATION SERVICES--0.7%
USA Mobility, Inc.(d)                                62,500        1,438,125
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $181,223,118)                                   210,056,213
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.1%

PROPERTY & CASUALTY INSURANCE--0.3%
United America Indemnity Ltd. Class A (United
  States)(b)                                         28,500          712,215

REINSURANCE--0.8%
Arch Capital Group Ltd. (United States)(b)           23,000        1,653,470
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,518,992)                                       2,365,685
----------------------------------------------------------------------------

DOMESTIC WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike Price
  $2.15, Exp. 1/31/08(e)                            2,429                  0
----------------------------------------------------------------------------
TOTAL DOMESTIC WARRANTS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $182,742,110)                                   212,421,898
                                                                ------------

SHORT-TERM INVESTMENTS--25.9%

MONEY MARKET MUTUAL FUNDS--24.6%
State Street Navigator Prime Plus (5.305%
  seven day effective yield)(f)                  52,665,977       52,665,977


                                                   PAR VALUE
                                                     (000)         VALUE
                                                  -----------   ------------

COMMERCIAL PAPER(g)--1.3%
Lockhart Funding LLC 5.33%, 6/1/07                 $  2,715     $  2,715,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $55,380,977)                                     55,380,977
----------------------------------------------------------------------------


TOTAL INVESTMENTS--125.4%
(IDENTIFIED COST $238,123,087)                                   267,802,875(a)

Other assets and liabilities, net--(25.4)%                       (54,295,677)
                                                                ------------
NET ASSETS--100.0%                                              $213,507,198
                                                                ============

Phoenix Small-Cap Value Fund



NOTES:

REIT (REAL ESTATE INVESTMENT TRUST)

Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,054,575 and gross depreciation of $4,619,494 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $238,367,794.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  All or a portion of security is on loan.
(e) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2007, these securities amounted to a value of $0 or 0% of net assets.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  The rate shown is the discount rate.

Phoenix Value Equity Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     SHARES        VALUE
                                                  -----------   -----------

DOMESTIC COMMON STOCKS--95.9%

AEROSPACE & DEFENSE--0.6%
Northrop Grumman Corp.                                3,900     $   294,879

AIRLINES--1.1%
Continental Airlines, Inc. Class B(b)                12,200         490,074
SkyWest, Inc.                                         3,100          85,343
US Airways Group, Inc.(b)                               172           6,131
                                                                -----------
                                                                    581,548
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Kellwood Co.                                          1,600          46,096

BROADCASTING & CABLE TV--2.3%
DIRECTV Group, Inc. (The)(b)                         51,600       1,205,376

BUILDING PRODUCTS--0.1%
PW Eagle, Inc.                                        2,300          73,623

COMMODITY CHEMICALS--3.3%
Lyondell Chemical Co.                                45,200       1,680,084

COMPUTER HARDWARE--4.1%
Hewlett-Packard Co.                                  15,400         703,934
International Business Machines Corp.                13,400       1,428,440
                                                                -----------
                                                                  2,132,374
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--0.8%
Lexmark International, Inc. Class A(b)                7,900         410,247

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Cummins, Inc.                                         7,800         734,994
FreightCar America, Inc.                              2,900         143,347
                                                                -----------
                                                                    878,341
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Computer Sciences Corp.(b)                              800          44,320

DEPARTMENT STORES--1.9%
Dillard's, Inc. Class A                              27,400         994,620

DIVERSIFIED CHEMICALS--0.1%
Ashland, Inc.                                           400          24,128

DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)(c)                                      4,800         377,760


                                                     SHARES        VALUE
                                                  -----------   -----------

ELECTRIC UTILITIES--3.7%
FirstEnergy Corp.                                    27,500     $ 1,903,825

FOOD RETAIL--3.2%
Kroger Co. (The)                                     53,000       1,606,960
Safeway, Inc.                                         1,400          48,272
                                                                -----------
                                                                  1,655,232
                                                                -----------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                     6,600         207,900

HEALTH CARE DISTRIBUTORS--1.3%
AmerisourceBergen Corp.                              13,314         681,943

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
COMSYS IT Partners, Inc.(b)                           2,400          55,248

INDUSTRIAL CONGLOMERATES--0.2%
General Electric Co.                                  3,000         112,740

INTEGRATED OIL & GAS--11.9%
Exxon Mobil Corp.                                    54,400       4,524,448
Marathon Oil Corp.                                   13,100       1,621,911
                                                                -----------
                                                                  6,146,359
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                            9,000         372,060
Qwest Communications International, Inc.(b)          13,700         140,973
Verizon Communications, Inc.                         15,000         652,950
                                                                -----------
                                                                  1,165,983
                                                                -----------

INVESTMENT BANKING & BROKERAGE--6.3%
Goldman Sachs Group, Inc. (The)                       2,200         507,804
Lehman Brothers Holdings, Inc.                        5,800         425,604
Morgan Stanley                                       27,000       2,296,080
                                                                -----------
                                                                  3,229,488
                                                                -----------

LEISURE PRODUCTS--0.4%
Hasbro, Inc.                                          5,600         180,040

LIFE & HEALTH INSURANCE--3.4%
MetLife, Inc.                                        24,200       1,645,600
Nationwide Financial Services, Inc. Class A           1,600          99,056
                                                                -----------
                                                                  1,744,656
                                                                -----------

MANAGED HEALTH CARE--3.1%
CIGNA Corp.                                             400          67,052
UnitedHealth Group, Inc.                             27,500       1,506,175

Phoenix Value Equity Fund


                                                     SHARES        VALUE
                                                  -----------   -----------

MANAGED HEALTH CARE--(CONTINUED)
WellPoint, Inc.(b)                                      300     $    24,423
                                                                -----------
                                                                  1,597,650
                                                                -----------

MOVIES & ENTERTAINMENT--0.3%
Marvel Entertainment, Inc.(b)                         5,975         164,970

MULTI-LINE INSURANCE--7.9%
Assurant, Inc.                                       10,800         642,060
Genworth Financial, Inc. Class A                     41,800       1,508,980
Hartford Financial Services Group, Inc. (The)        18,400       1,898,328
                                                                -----------
                                                                  4,049,368
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Tidewater, Inc.                                       8,900         587,400

OIL & GAS REFINING & MARKETING--5.3%
Tesoro Corp.                                         12,400         767,312
Valero Energy Corp.                                  26,200       1,955,044
                                                                -----------
                                                                  2,722,356
                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
JPMorgan Chase & Co.                                 27,300       1,414,959

PERSONAL PRODUCTS--0.2%
Alberto-Culver Co.                                    4,100         101,844

PHARMACEUTICALS--5.0%
Johnson & Johnson                                    19,000       1,202,130
King Pharmaceuticals, Inc.(b)                        64,828       1,376,947
                                                                -----------
                                                                  2,579,077
                                                                -----------

PROPERTY & CASUALTY INSURANCE--7.7%
Axis Capital Holdings Ltd.                            4,110         162,633
Berkley (W.R.) Corp.                                  8,400         276,696
Chubb Corp. (The)                                    25,100       1,377,237
CNA Financial Corp.                                   3,500         177,870
Travelers Cos., Inc. (The)                           36,892       1,998,440
                                                                -----------
                                                                  3,992,876
                                                                -----------

REGIONAL BANKS--3.6%
KeyCorp                                               5,500         195,855
SunTrust Banks, Inc.                                 18,600       1,660,794
                                                                -----------
                                                                  1,856,649
                                                                -----------

RESTAURANTS--0.8%
Darden Restaurants, Inc.                              7,300         332,661
McDonald's Corp.                                      1,600          80,880
                                                                -----------
                                                                    413,541
                                                                -----------

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International                     4,583          64,070

                                                     SHARES        VALUE
                                                  -----------   -----------

STEEL--3.7%
Chaparral Steel Co.                                   3,900     $   285,480
Nucor Corp.                                          24,100       1,627,714
                                                                -----------
                                                                  1,913,194
                                                                -----------

THRIFTS & MORTGAGE FINANCE--0.4%
FirstFed Financial Corp.(b)                           3,300         212,751

TOBACCO--1.4%
Loews Corp. - Carolina Group                          9,200         715,300

WIRELESS TELECOMMUNICATION SERVICES--2.5%
Sprint Nextel Corp.                                  54,100       1,236,185
USA Mobility, Inc.(b)                                 1,700          39,117
                                                                -----------
                                                                  1,275,302
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,402,032)                                    49,488,117
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.0%

IT CONSULTING & OTHER SERVICES--1.1%
Accenture Ltd. Class A (United States)               14,024         574,142

PROPERTY & CASUALTY INSURANCE--1.0%
ACE Ltd. (United States)                              8,135         500,872

REINSURANCE--0.9%
Arch Capital Group Ltd. (United States)(b)            4,664         335,295
PartnerRe Ltd. (United States)                        1,825         140,160
                                                                -----------
                                                                    475,455
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,416,246)                                      1,550,469
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $41,818,278)                                    51,038,586
                                                                -----------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                  -----------   -----------

SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(d)--1.0%

UBS Finance Delaware LLC 5.28%, 6/1/07              $   545     $   545,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $545,000)                                          545,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $42,363,278)                                    51,583,586(a)

Other assets and liabilities, net--0.1%                              38,432
                                                                -----------
NET ASSETS--100.0%                                              $51,622,018
                                                                ===========

Phoenix Value Equity Fund











(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,385,763 and gross depreciation of $219,069 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $42,416,892.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedule of Investments.
(d)  The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
      The following is a summary of significant accounting policies consistently followed by the Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)

D. SECURITY LENDING:
    Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and the Fund (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--ILLIQUID SECURITIES:
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

NOTE 3--CREDIT RISK AND ASSET CONCENTRATIONS
    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fundis ability to repatriate such amounts.
    At May 31, 2007, the Value Equity Fund held $17,477,073 in investments issued by various companies in the Financial sector, comprising 34%, of the total net assets of the Fund. The Small-Cap Sustainable Growth Fund held $4,747,612 in investments issued by various companies in the Information Technology sector, comprising 30% of the total net assets of the Fund.

                                    2

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.